Changes in consolidated statements of comprehensive income (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on financial assets sold	$ 0
Associated companies' movements in comprehensive income	(482)	$ (37)	$ 671
Deferred tax on above items	77	(661)
Fair value adjustments on financial instruments	12	50	(98)
Impact of new tax law income tax relating to available-for-sale financia investments previously recognized through OCI		18
Fair value adjustments on marketable securities
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		349	462
Other comprehensive income, maketable securities		12	1
Available-for-sale financial investments		47	(87)
Marketable securities sold			(1)
Other financial assets sold		(109)	(154)
Impaired loss on financial assets transferred to the income statement		102	131
Deferred tax on above items		(13)	(3)
Fair value adjustments on financial instruments		39	(113)
Value adjustments on comprehensive income at end of period	0		349
Total value adjustments	0	39	(113)
Fair value adjustments on marketable securities | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	388
Value adjustments on comprehensive income at end of period		388
Fair value adjustments on marketable securities | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(177)
Value adjustments on comprehensive income at end of period		(177)
Fair value adjustments on marketable securities | Reclassification to presentation required under IFRS 9 [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(211)
Value adjustments on comprehensive income at end of period		(211)
Fair value adjustments on marketable securities | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	0
Value adjustments on comprehensive income at end of period		0
Fair value adjustments on debt securities
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(1)	(1)
Other comprehensive income, maketable securities		(1)
Fair value adjustments on financial instruments	0	(1)
Value adjustments on comprehensive income at end of period	(2)		(1)
Total value adjustments	0	(1)
Fair value adjustments on debt securities | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(2)
Value adjustments on comprehensive income at end of period		(2)
Fair value adjustments on debt securities | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(2)
Value adjustments on comprehensive income at end of period		(2)
Fair value adjustments on equity securities
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		0
Other comprehensive income, equity securities	18
Fair value adjustments on financial assets sold	16
Other financial assets sold	(16)
Deferred tax on above items	(5)
Fair value adjustments on financial instruments	13
Value adjustments on comprehensive income at end of period	208		0
Total value adjustments	(3)	0	0
Fair value adjustments on equity securities | Previously stated [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	0
Value adjustments on comprehensive income at end of period		0
Fair value adjustments on equity securities | Reclassification to presentation required under IFRS 9 [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	211
Value adjustments on comprehensive income at end of period		211
Fair value adjustments on equity securities | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	211
Value adjustments on comprehensive income at end of period		211
Fair value adjustments on deferred cash flow hedges
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	9	(3)	(18)
Amortized net losses on cash flow hedges transferred to the consolidated income statement	13	13	16
Deferred tax on above items	(1)	(1)	(1)
Fair value adjustments on financial instruments	12	12	15
Value adjustments on comprehensive income at end of period	21	9	(3)
Total value adjustments	12	12	15
Fair value adjustments on deferred cash flow hedges | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	9
Value adjustments on comprehensive income at end of period		9
Total fair value adjustments
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	395	345	443
Other comprehensive income, maketable securities		11	1
Other comprehensive income, equity securities	18
Available-for-sale financial investments		47	(87)
Marketable securities sold			(1)
Other financial assets sold	(16)	(109)	(154)
Amortized net losses on cash flow hedges transferred to the consolidated income statement	13	13	16
Impaired loss on financial assets transferred to the income statement		102	131
Deferred tax on above items	(6)	(14)	(4)
Fair value adjustments on financial instruments		50	(98)
Value adjustments on comprehensive income at end of period	227	395	$ 345
Total fair value adjustments | Restated Value Adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	$ 218
Value adjustments on comprehensive income at end of period		$ 218